Long-term investments	12 Months Ended
Dec. 31, 2016
Schedule of Investments [Abstract]
Summary Investment Holdings [Table Text Block]
7. Long-term investments

The Group’s long-term investments consist of equity method investments and cost method investments.

Equity method investments

In December 2016, Nanjing Zhongshan Financial Leasing Co., Ltd. (“Zhongshan”) was established and the Group invested RMB42.5 million for 25% of equity interest in Zhongshan. This investment was accounted for as an equity-method investment due to the significant influence the Group has over the operating and financial policies of Zhongshan as the Group has one of the five board seats of Zhongshan. No gain or loss was recognized for the year ended December 31, 2016, from this investment as Zhongshan had not started significant operation during the year.

Cost method investments

Cost method is used for investments where the Company does not have the ability to exercise significant influence over the investees. The carrying value of cost method investments was nil and RMB16,264 as of December 31, 2015 and 2016, respectively.

No impairment loss was recognized for long-term investments for the year ended December 31, 2015 and 2016.